Capital Stock (Details Narrative) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Preferred stock, shares authorized	50,000,000
Preferred stock, par value	$ 0.00101
Preferred stock shares issued	5,000,000	5,000,000
Common stock, shares authorized	150,000,000
Common stock, par value	$ 0.001